Equity Incentive Plans - Restricted Stock Awards (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Balance at the beginning	100,781	0	119,792
Issuance of restricted common stock		112,500
Vested	(7,031)	(11,719)	(119,792)
Cancelled	(93,750)
Balance at the end		100,781	0
Weighted- Average Grant-Date Fair Value Per Share
Balance at the beginning (in dollars per share)	$ 0.36	$ 0	$ 0
Issuance of restricted common stock (in dollars per share)		0.36
Vested (in dollars per share)		0.36	0
Balance at the end (in dollars per share)		$ 0.36	$ 0